As filed with the Securities and Exchange Commission on November 17, 2006

File Nos. 811-02667

333-135933

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 39

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 38

Legg Mason Partners Capital Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, New York 10004

(Address of principal executive offices)

Registrant’s Telephone Number, Including Area Code: (800) 725-6666

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, Connecticut 06902

( Name and address of agent for service)

Copy to:

Sarah E. Cogan, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on November 30, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The prospectus and statement of additional information for the Class A, B, C and I Shares of the Registrant are incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A on September 8, 2006.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibit		Description
a (1)	—	Registrant’s Articles of Incorporation are incorporated by reference to Exhibit 1 of the Registration Statement on Form S-5.

a (2)	—	Registrant’s Articles of Incorporation, as amended, are incorporated by reference to Exhibit 1(1) of Amendment No. 1 to the Registration Statement on Form S-5.

a (3)	—	Registrant’s Articles of Incorporation, as amended, are incorporated by reference to its Registration Statement on Form N-1A, filed for the quarter ended September 30, 1978.

a(4)	—	Registrant’s Articles of Incorporation, as amended, are incorporated by reference to Exhibit 1(d) of Post-Effective No. 7 to the Registration Statement on Form N-1A.

a(5)	—	Registrant’s Articles of Incorporation, as amended on April 24, 1989, are incorporated by reference to Exhibit 1(e) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A.

a(6)	—	Registrant’s Articles of Incorporation, as amended on April 20, 1990, are incorporated by reference to Exhibit 1(f) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A.

a(7)	—	Form of Articles of Amendment and Restatement is incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A.

b	—	Registrant’s By-Laws, as amended, are incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A.

c	—	Not Applicable.

d(1)	—	Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 is incorporated by reference to Exhibit d(2) of Post Effective Amendment No. 38 to the Registration Statement on Form N-1A.

d(2)	—	Management Agreement between Registrant and Legg Mason Partners Advisor, LLC, dated August 1, 2006 is incorporated by reference to Exhibit d(2) of Post Effective Amendment No. 38 to the Registration Statement on Form N-1A.

d(3)	—	Sub-Advisory Agreement between Registrant and ClearBridge Advisors, LLC, dated August 1, 2006 is incorporated by reference to Exhibit d(3) of Post Effective Amendment No. 38 to the Registration Statement on Form N-1A.

e (1)	—	Form of Distribution Agreement between Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), as distributor, is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A.

e (2)	—	Amendment to Distribution Agreement between Registrant and Citigroup Global Markets Inc., dated June 1, 2001, as amended on December 1, 2005 is incorporated by reference to Exhibit d(3) of Post Effective Amendment No. 38 to the Registration Statement on Form N-1A.

e (3)	—	Distribution Agreement between Registrant and Legg Mason Investor Services, LLC, dated December 1, 2005 is incorporated by reference to Exhibit e(3) of Post Effective Amendment No. 37 to the Registration Statement on Form N-1A.

f	—	Emeritus Retirement Plan (to be filed by amendment).

g	—	Custodian Services Agreement with State Street Bank & Trust Company dated January 1, 2006 is incorporated by reference to Exhibit g of Post Effective Amendment No. 37 to the Registration Statement on Form N-1A.

h (1)	—	Transfer Agency and Services Agreement with PFPC Inc. dated January 1, 2006 is incorporated by reference to Exhibit h(1) of Post Effective Amendment No. 37 to the Registration Statement on Form N-1A.

h (2)	—	License Agreement between Registrant and Citigroup Inc., dated December 1, 2005 is incorporated by reference to Exhibit h(2) of Post Effective Amendment No. 37 to the Registration Statement on Form N-1A.

i (1)	—	Opinion of Counsel as to the Legality of Securities Being Registered is incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A.

i(2)	—	Form of Share Purchase Agreement between Registrant and Salomon Brothers Asset Management Inc is incorporated by reference to Exhibit 13(b) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A.

j	—	Consent of independent registered public accounting firm (to be filed by amendment).

k	—	None.

l (1)	—	Share Purchase Agreement between Registrant and Lehman Brothers Kuhn Loeb Incorporated is incorporated by reference to Exhibit 1(3) of Amendment No. 3 to the Registration Statement on Form N-1A.

l(2)	—	Form of Share Purchase Agreement between Registrant and Salomon Brothers Asset Management Inc is incorporated by reference to Exhibit 13(b) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A.

m	—	Amended Services and Distribution Plan for Registrant is incorporated by reference to Exhibit m of Post Effective Amendment No. 37 to the Registration Statement on Form N-1A.

n	—	Form of Amended Rule 18f-3(d) Multiple Class Plan of the Registrant (to be filed by amendment).

p (1)	—	Code of Ethics of Citigroup Asset Management – North America and Certain Registered Investment Companies is incorporated by reference to Exhibit p(1) of Post Effective Amendment No. 37 to the Registration Statement on Form N-1A.

p (2)	—	Code of Ethics of Legg Mason Investor Services, LLC is incorporated by reference to Exhibit p(2) of Post Effective Amendment No. 37 to the Registration Statement on Form N-1A.

q(1)	—	Powers of Attorney for Andrew Breech, Carol Colman, R. Jay Gerken, William Hutchinson and Thomas Schlafly (previously filed).

q(2)	—	Power of Attorney for William Dill (previously filed).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Reference is made to Article Seven of Registrant’s Articles of Incorporation, Article IV of Registrant’s By-Laws and Section 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) (“CGMI”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 10 of the Distribution Agreement between Registrant and Legg Mason Investor Services, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment Adviser – Legg Mason Partners Advisor, LLC (“LMPFA”)

LMPFA was formed under the laws of the State of Delaware as a limited liability company. LMPFA is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadviser – ClearBridge Advisors, LLC (“ClearBridge”).

ClearBridge was formed under the laws of the State of Delaware as a limited liability company. ClearBridge is a wholly-owned subsidiary of Legg Mason.

ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

ITEM 27. PRINCIPAL UNDERWRITERS

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The table below sets forth the information required by Item 27(b) with respect to each officer, director and partner of LMIS.

Name and Principal Business Address*	Position and Offices with Underwriter	Positions and Offices with Fund
Timothy C. Scheve	Managing Director	None

Mark R. Fetting	Managing Director	None

D. Stuart Bowers	Vice President	None

W. Talbot Daley	Vice President	None

Name and Principal Business Address*	Position and Offices with Underwriter	Positions and Offices with Fund
Thomas J. Hirschmann	Vice President	None

Joseph M. Furey	General Counsel and Chief Compliance Officer	None

Ronald Holinsky	Counsel	None

Robert E. Patterson	Counsel	None

Theresa M. Silberzahn	Chief Financial Officer	None

Elisabeth F. Craig	AML Compliance Officer and Director of Continuing Education	None

*	All addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

With respect to the Registrant’s Investment Manager:

(1)	c/o Legg Mason Partners Fund Advisor, LLC
399	Park Avenue
New	York, NY 10022

With respect to the Registrant’s Subadvisor:

(2)	c/o ClearBridge Advisors, LLC
399	Park Avenue
New	York, NY 10022

With respect to the Registrant’s Custodian:

(3)	State Street Bank & Trust Company
One	Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(4)	PFPC Inc.
P.O.	Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(5)	Citigroup Global Markets Inc.
388	Greenwich Street
New	York, New York 10013

(6)	Legg Mason Investor Services, LLC
100	Light Street

Baltimore, MD 21202

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in fact, thereto duly authorized, in the City of New York and State of New York, on the 17th day of November, 2006.

SALOMON BROTHERS CAPITAL FUND INC

By:	/s/ R. Jay Gerken
R. JAY GERKEN
CHAIRMAN, CHIEF EXECUTIVE OFFICER
AND PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 17, 2006.

SIGNATURE	TITLE

/s/ R. Jay Gerken (R. JAY GERKEN)	Chairman, Chief Executive Officer, President and Director (Principal Executive Officer)

/s/ Frances M. Guggino (FRANCES M. GUGGINO)	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)

/s/ Andrew L. Breech* (ANDREW L. BREECH)	Director

/s/ Carol L. Colman* (CAROL L. COLMAN)	Director

/s/ William R. Dill* (WILLIAM R. DILL)	Director

/s/ William R. Hutchinson* (WILLIAM R. HUTCHINSON)	Director

/s/ Thomas F. Schlafly* (THOMAS F. SCHLAFLY)	Director

*By:	/s/ R. Jay Gerken (R. JAY GERKEN, AS ATTORNEY-IN-FACT)